Other Investments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
Other Investments [Line Items]
Interest rate of other investments	0.875%	0.75%
Maximum [Member]
Other Investments [Line Items]
Interest rate of other investments	5.875%	7.625%
Maturity of other investments	6 months	2 years